DIVIDEND (Details Textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividend [Line Items]
Common stock, shares oustanding (in shares)	16,881,638	13,899,196	10,101,500
Cash Dividend [Member]
Dividend [Line Items]
Dividends Payable, Amount Per Share (in dollars per share)			0.99
Common stock, shares oustanding (in shares)		0	9,609,165